SHARE OPTION PLAN - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	465,000	465,000	440,000	440,000
Expected life of options (in years)	5 years	3 years 6 months	3 years 6 months	3 years 6 months
Vesting period (in years)	3 years
Granted, initial strike price (in dollars per share)	$ 8.39	$ 8.39	$ 12.02	$ 10.34
Weighted average fair value of options granted (in dollars per share)		$ 2.27	$ 3.86	$ 3.93
Risk free interest rate (as a percent)		3.98%	4.44%	4.32%
Expected share price volatility (as a percent)		28.90%	35.60%	45.50%
Expected dividend yield (as a percent)		0.00%	0.00%	0.00%
Options exercised (in shares)		400,000	510,000	0
New shares issued (in shares)		107,060	242,146
Intrinsic value of exercised options		$ 0.5	$ 3.0
Shares issued in exchange for cash consideration (in shares)		85,000	35,000
Cash consideration		$ 0.4	$ 0.3
Average exercise price per share (in dollars per share)		$ 8.08	$ 7.35	$ 0
Exercisable at end of year (in shares)		1,245,000	1,206,667	1,265,000
Intrinsic value of exercisable options		$ 2.4	$ 4.2	$ 4.4
Weighted average remaining contractual term		1 year 3 months 18 days
Unrecognized compensation costs related to non-vested options granted		$ 0.9	1.1	1.1
Nonvested options, intrinsic value		$ 0.0	$ 0.9	$ 2.9
Unrecognized compensation costs, period of recognition (in years)		9 months 18 days	9 months 18 days	9 months 18 days
Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options, compensation cost recognized in the period		$ 1.3	$ 1.7	$ 1.6